16 DEBT (Details Narrative 2) - USD ($)		9 Months Ended
	Jul. 02, 2016	Sep. 30, 2017	Aug. 28, 2017	Mar. 10, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 10
Capital expenditure amount limit	150,000
Coverage ratio		2.00 to 1.00
Outstanding balance		$ 1,575,206			$ 1,536,191	$ 0
Payment of fees		5,000
Short term loan outstanding		406,156			405,376
long term loan outstanding		406,156			$ 405,376	$ 0
Term Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2
Consecutive monthly installment payment		33,333
Debt instrument, face amount			$ 343,201
Interest paid		108,206
Principal repayment		304,144
Short term loan outstanding		406,156
long term loan outstanding		$ 1,575,206
Term Loan [Member] | Wall Street Journal Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate per annum	3.75%
Eight Percent Convertible Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Maturity date		Mar. 31, 2020
Revolving Loans [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 8
Maturity date		Jul. 01, 2019
Term of loan agreement renew on each anniversary		1 year
Revolving Loans [Member] | Wall Street Journal Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate per annum	2.00%
Revolving Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Period for renewing the loan agreement		60 days
Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 200,000
Interest rate per annum	3.75%
Letter of Credit [Member] | Wall Street Journal Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate per annum	3.25%
Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Outstanding balance		$ 3,765,391
Bigtech Software Private Limited [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 416,667
Line of credit facility interest rate		11.85%
Bigtech Software Private Limited [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Outstanding balance		$ 14,695
Accrued interest percentage on debt instrument		10.30%
Interest paid		$ 1,486
Bigtech Software Private Limited [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maturity date		Jun. 30, 2020
Outstanding balance		$ 305,282
Interest paid		$ 28,560
Ameri California [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 3,750,000